Accrued Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses
Accrued restructuring		$ 1,609	$ 0
Professional fees		259	437
Clinical trial costs		220	489
Compensation and related items		154	1,151
Other		158	137
Total accrued expenses	$ 4,486	2,400	$ 2,214
Severance and Benefits
Accrued Expenses
Accrued restructuring		1,097
Contract Termination Costs
Accrued Expenses
Accrued restructuring		$ 512